Taxes Payables (Tables)	12 Months Ended
Dec. 31, 2013
Taxes Payables [Abstract]
Schedule of tax payables

	December 31,	December 31,	December 31,
	2013	2012	2011
		(Restated)	(Restated)
VAT tax payables	$4,921,050	$4,523,655	$4,071,476
Income tax liability	405,421	353,575	410,624
Individual Income tax payable	6,574	6,713	19,438
Other tax payable	-	162	-
Total taxes payable	$5,333,045	$4,884,105	$4,501,538